Operating Lease - Schedule of Right-of-Use Assets and Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
Cost	¥ 2,813	¥ 2,813
Accumulated amortization	(478)	(217)
Right of use assets, net	2,335	2,596	$ 326
Lease liabilities	482	457	67
Lease liabilities	2,000	2,226	$ 279
Total lease liabilities	¥ 2,482	¥ 2,683
Weighted discount rate for the operating lease	3.85%		3.85%
Weighted average remaining lease term	4 years		4 years